Shareholders' Equity	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Shareholders' Equity

Note 15. Shareholders’ Equity

Common Stock

Holders of Ordinary Shares are entitled to receive notice of, attend and speak at a general meeting of the Company and to vote on resolutions on a one vote per ordinary share basis, exercised by a show of hands, on a poll or on a written resolution. The holders of ordinary shares are entitled to such dividends as may be declared by the Genius Board, subject to all applicable laws, including but not limited to the Guernsey Companies Law and the Genius Governing Documents. Dividends and other distributions authorized by the Genius Board in respect of the issued and outstanding ordinary shares shall be paid in accordance with the Genius Governing Documents and shall be distributed among the holders of ordinary shares on a pro rata basis.

As of December 31, 2025, the Company had unlimited Common Shares authorized, 250,412,239 shares issued and 246,306,291 shares outstanding. As of December 31, 2024, the Company had unlimited Common Shares authorized and 215,261,974 shares issued and 211,156,026 shares outstanding.

Treasury Stock

During the year ended December 31, 2023, the Company retained 4,105,948 ordinary shares as Treasury Stock, as part of the Exercise and Consent Solicitation of the Company’s outstanding public warrants. See Note 13 – Derivative Warrant Liabilities. As of December 31, 2025 and 2024, the Company held 4,105,948 treasury shares.

B Shares

Holders of B Shares are entitled to receive notice of, attend and speak at a general meeting of the Company and to vote on resolutions. On a show of hands, on a poll or on a written resolution each holder of B Shares is entitled to exercise one-tenth of a vote per B Share held. The B shares do not entitle holders to dividends or distributions, or to participate in any other distribution of the assets of the Company whether on a winding up or otherwise.

As of December 31, 2025, the Company had 22,500,000 B Shares authorized and 10,000,000 B Shares issued and outstanding. As of December 31, 2024, the Company had 22,500,000 B Shares authorized and 18,500,000 B Shares issued and outstanding.